T. ROWE PRICE Science & Technology Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.0%
CONSUMER/RETAIL 0.5%
Consumer Brands 0.2%
Warby Parker, Class A (1) 1,466,804 15,533
15,533
Consumer Services 0.3%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 17,960
17,960
Total Consumer/Retail 33,493
FINANCIAL SERVICES 2.7%
Payments 2.7%
Mastercard, Class A  468,809 170,370
Total Financial Services 170,370
HARDWARE 4.7%
Consumer Electronics 2.3%
Apple  880,000 145,112
145,112
Enterprise Hardware 2.4%
Pure Storage, Class A (1) 4,685,510 119,528
Western Digital (1)(4) 879,433 33,128
152,656
Total Hardware 297,768
INDUSTRIALS 0.4%
Automobile Manufacturers 0.1%
Rivian Automotive, Class A (1)(4) 386,969 5,990
5,990
Transportation Technology Services 0.3%
Uber Technologies (1) 507,860 16,099
16,099
Total Industrials 22,089
INTERNET 32.6%
China Internet Media/Advertising 1.4%
58.com (1)(3) 8,367,978 —
Baidu, ADR (1) 596,396 90,008
90,008
China Internet Retail 2.8%
Alibaba Group Holding, ADR (1) 1,312,864 134,148

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
JD.com, ADR  1,011,500 44,395
178,543
China Internet Services 0.4%
Tongcheng Travel Holdings (HKD) (1) 11,078,400 24,115
24,115
Rest of World Internet Media/Advertising 0.2%
VK, GDR (1) 7,023,708 11,800
11,800
Rest of World Internet Retail 5.3%
Auto1 Group (EUR) (1)(4) 3,978,755 28,229
Coupang, Class A (1) 1,548,070 24,769
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (1) 2,818,553 3,777
MercadoLibre (1) 13,691 18,046
Zalando (EUR) (1) 6,221,807 260,759
335,580
Rest of World Internet Services 1.9%
Deliveroo (GBP) (1) 24,852,435 28,153
Delivery Hero (EUR) (1) 2,174,279 74,175
Naspers, N Shares (ZAR)  96,953 17,965
120,293
U.S. Internet Media/Advertising 11.2%
Alphabet, Class A (1) 4,441,500 460,717
Meta Platforms, Class A (1) 891,044 188,848
Pinterest, Class A (1) 2,157,235 58,828
708,393
U.S. Internet Retail 6.5%
Amazon.com (1) 3,227,580 333,377
Etsy (1) 641,127 71,376
Wayfair, Class A (1)(4) 180,073 6,184
410,937
U.S. Internet Services 2.9%
Booking Holdings (1) 50,726 134,546
DoorDash, Class A (1) 640,412 40,705
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(2)(3) 142,054 5,256
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344 (1)
(2)(3) 7,421 274
180,781
Total Internet 2,060,450

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
IT SERVICES 3.7%
IT Services 3.7%
Accenture, Class A  812,500 232,221
Total IT Services 232,221
MEDIA & ENTERTAINMENT 0.7%
Video Gaming 0.7%
Activision Blizzard  91,000 7,789
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 36,708
Total Media & Entertainment 44,497
REAL ESTATE 0.3%
Real Estate 0.3%
KE Holdings, ADR (1) 839,679 15,819
Opendoor Technologies, Class A (1)(4) 1,639,095 2,885
Total Real Estate 18,704
SEMICONDUCTORS 19.0%
Analog Semiconductors 3.3%
Texas Instruments  1,135,200 211,159
211,159
Memory 2.7%
Micron Technology  968,331 58,429
Samsung Electronics (KRW)  2,331,183 115,279
173,708
Processors 10.2%
Advanced Micro Devices (1) 1,917,547 187,939
Marvell Technology  1,267,300 54,874
NVIDIA  864,700 240,188
QUALCOMM  1,263,117 161,148
644,149
Semiconductor Capital Equipment 2.8%
ASML Holding  24,800 16,882
KLA  119,637 47,756
Lam Research  210,272 111,469
176,107
Total Semiconductors 1,205,123
SOFTWARE 25.3%
Back-Office Applications Software 2.0%
Intuit  145,292 64,776
Workday, Class A (1) 298,756 61,705
126,481

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software 1.3%
TeamViewer (EUR) (1) 1,781,404 30,347
Zoom Video Communications, Class A (1) 735,498 54,309
84,656
Front-Office Applications Software 8.0%
Adobe (1) 108,700 41,890
DocuSign (1) 621,600 36,239
HubSpot (1) 26,586 11,399
Qualtrics International, Class A (1) 2,291,133 40,851
Salesforce (1) 1,900,330 379,648
510,027
Industry-Specific Software 0.3%
Veeva Systems, Class A (1) 101,885 18,725
18,725
Infrastructure and Developer Tool Software 10.9%
Microsoft  2,360,700 680,590
MongoDB (1) 49,744 11,596
692,186
Security Software 2.8%
Fortinet (1) 1,997,150 132,731
Gen Digital  2,780,900 47,720
180,451
Total Software 1,612,526
TELECOM EQUIPMENT 1.1%
Wireline Equipment 1.1%
Arista Networks (1) 417,600 70,098
Total Telecom Equipment 70,098
Total Common Stocks (Cost $4,900,013) 5,767,339
CONVERTIBLE PREFERRED STOCKS 1.4%
CONSUMER/RETAIL 0.2%
Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 11,184
Total Consumer/Retail 11,184
INDUSTRIALS 0.7%
Transportation Technology Services 0.7%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 24,384

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 14,072
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(2)
(3) 107,687 5,080
Total Industrials 43,536
INTERNET 0.5%
Rest of World Internet Services 0.4%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 20,103
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 5,652
25,755
U.S. Internet Services 0.1%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(2)(3) 292,877 10,837
10,837
Total Internet 36,592
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(2)(3) 2,019,933 1,252
Total Software 1,252
Total Convertible Preferred Stocks (Cost $151,862) 92,564
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Treasury Reserve Fund, 4.83% (5)(6) 454,234,536 454,235
Total Short-Term Investments (Cost $454,235) 454,235
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 24,625,528 24,626
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 24,626

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 3,466,401 3,466
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,466
Total Securities Lending Collateral (Cost $28,092) 28,092
Total Investments in Securities 100.0%
(Cost $5,534,202) $ 6,342,230
Other Assets Less Liabilities (0.0)% (1,941)
Net Assets 100.0% $ 6,340,289
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$152,762 and represents 2.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
VK, GDR  $ (128,336) $ 153,118 $ —
T. Rowe Price Government Reserve Fund, 4.82% — — —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 3,522
Totals $ (128,336)# $ 153,118 $ 3,522+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
VK, GDR  $ 1 $ — $ 141,319 $ *
T. Rowe Price Government
Reserve Fund, 4.82% 27,343  ¤  ¤ 28,092
T. Rowe Price Treasury Reserve
Fund, 4.83% 208,339  ¤  ¤ 454,235
Total $ 482,327^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,522 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $482,327.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Science & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Science & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,116,319 $ 590,822 $ 60,198 $ 5,767,339
Convertible Preferred Stocks — — 92,564 92,564
Short-Term Investments 454,235 — — 454,235
Securities Lending Collateral 28,092 — — 28,092
Total $ 5,598,646 $ 590,822 $ 152,762 $ 6,342,230

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2023, totaled $(702,000) for the period ended March 31,
2023. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Transfer
Out of
Level 3
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 61,276 $ 747 $ (1,824) $ (1) $ 60,198
Convertible Preferred Stocks 94,491 (1,927) — — 92,564
Total $ 155,767 $ (1,180) $ (1,824) $ (1) $ 152,762

T. ROWE PRICE Science & Technology Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F61-054Q1 03/23